Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Cyber Enviro-Tech, Inc.
Entity Central Index Key	0001935092
Entity Tax Identification Number	86-3601702
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	6991 E. Camelback Road
Entity Address, Address Line Two	Suite D-300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	307
Local Phone Number	200-2803
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	30 N Gould St Ste R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Country	US
Entity Address, Postal Zip Code	82801
City Area Code	307
Local Phone Number	217 4045
Contact Personnel Name	Registered Agents Inc